Calvert
Small-Cap Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 1.3%
Hexcel Corp.	557,401	$ 31,487,582
		$ 31,487,582
Automobile Components — 2.0%
Dorman Products, Inc.(1)	417,706	$ 51,239,995
		$ 51,239,995
Banks — 11.2%
Commerce Bancshares, Inc.	1,344,066	$ 83,560,583
Community Financial System, Inc.	1,182,236	67,233,761
First Financial Bankshares, Inc.	1,431,565	51,507,709
SouthState Corp.	686,720	63,198,842
Stock Yards Bancorp, Inc.	182,904	14,445,758
		$279,946,653
Biotechnology — 0.5%
Caris Life Sciences, Inc.(1)	434,089	$11,598,858
		$11,598,858
Building Products — 7.6%
A.O. Smith Corp.	562,189	$36,862,733
AAON, Inc.	461,074	34,004,208
Advanced Drainage Systems, Inc.	226,285	25,991,095
AZZ, Inc.	303,652	28,689,041
CSW Industrials, Inc.	112,830	32,363,029
Hayward Holdings, Inc.(1)	2,410,498	33,264,872
		$191,174,978
Capital Markets — 4.1%
Cohen & Steers, Inc.	557,614	$42,016,215
Stifel Financial Corp.	573,565	59,524,576
		$101,540,791
Chemicals — 2.6%
Balchem Corp.	192,108	$30,583,594
Quaker Chemical Corp.(2)	300,801	33,671,664
		$64,255,258
Consumer Staples Distribution & Retail — 1.9%
Chefs' Warehouse, Inc.(1)	198,098	$12,640,633
Performance Food Group Co.(1)	398,444	34,851,897
		$47,492,530
Containers & Packaging — 2.9%
AptarGroup, Inc.	460,069	$71,968,594
		$71,968,594
Security	Shares	Value
Distributors — 1.1%
LKQ Corp.	734,060	$ 27,167,561
		$ 27,167,561
Diversified Consumer Services — 1.3%
Bright Horizons Family Solutions, Inc.(1)	256,659	$ 31,720,486
		$ 31,720,486
Diversified REITs — 2.3%
Essential Properties Realty Trust, Inc.	1,829,873	$ 58,391,247
		$ 58,391,247
Electric Utilities — 1.8%
IDACORP, Inc.(2)	401,305	$46,330,662
		$46,330,662
Electronic Equipment, Instruments & Components — 2.5%
Badger Meter, Inc.	207,699	$50,875,870
Novanta, Inc.(1)	95,714	12,340,406
		$63,216,276
Financial Services — 1.9%
Euronet Worldwide, Inc.(1)	469,652	$47,613,320
		$47,613,320
Food Products — 0.3%
Lancaster Colony Corp.	48,573	$8,391,957
		$8,391,957
Ground Transportation — 1.1%
Landstar System, Inc.	193,926	$26,959,592
		$26,959,592
Health Care Equipment & Supplies — 0.9%
Integer Holdings Corp.(1)	187,489	$23,055,522
		$23,055,522
Health Care Providers & Services — 6.8%
Addus HomeCare Corp.(1)	269,158	$31,004,310
Chemed Corp.	105,955	51,592,668
Option Care Health, Inc.(1)	1,240,400	40,288,192
U.S. Physical Therapy, Inc.	600,153	46,931,965
		$169,817,135
Health Care Technology — 0.5%
Certara, Inc.(1)(2)	1,026,303	$12,007,745
		$12,007,745
Hotels, Restaurants & Leisure — 4.7%
Aramark	1,458,647	$61,073,550

Calvert
Small-Cap Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	708,782	$ 57,560,186
		$ 118,633,736
Household Durables — 1.2%
Meritage Homes Corp.	185,285	$ 12,408,537
Taylor Morrison Home Corp.(1)	302,874	18,602,521
		$ 31,011,058
Industrial REITs — 3.1%
EastGroup Properties, Inc.	258,136	$ 43,139,688
Terreno Realty Corp.(2)	611,291	34,275,087
		$77,414,775
Insurance — 7.3%
AMERISAFE, Inc.	468,006	$20,465,902
First American Financial Corp.	427,789	26,261,967
Hamilton Insurance Group Ltd., Class B(1)	1,363,490	29,478,654
Kemper Corp.	382,156	24,664,348
Selective Insurance Group, Inc.	252,032	21,838,573
White Mountains Insurance Group Ltd.	33,607	60,348,762
		$183,058,206
Machinery — 10.1%
Albany International Corp., Class A	520,344	$36,491,725
Atmus Filtration Technologies, Inc.	941,798	34,300,283
Donaldson Co., Inc.	553,468	38,383,006
ESCO Technologies, Inc.	299,117	57,391,579
Franklin Electric Co., Inc.	469,417	42,125,481
Middleby Corp.(1)	313,759	45,181,296
		$253,873,370
Media — 0.8%
John Wiley & Sons, Inc., Class A	476,750	$21,277,352
		$21,277,352
Professional Services — 2.9%
CBIZ, Inc.(1)	1,013,692	$72,691,853
		$72,691,853
Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems, Inc.(1)(2)	920,117	$31,458,800
Diodes, Inc.(1)	659,583	34,885,345
Universal Display Corp.	116,458	17,988,103
		$84,332,248
Software — 4.6%
CCC Intelligent Solutions Holdings, Inc.(1)	3,882,610	$36,535,360
Clearwater Analytics Holdings, Inc., Class A(1)	997,857	21,883,004
Descartes Systems Group, Inc.(1)	122,911	12,493,289
nCino, Inc.(1)(2)	500,588	14,001,446
Security	Shares	Value
Software (continued)
Progress Software Corp.	195,374	$ 12,472,676
SPS Commerce, Inc.(1)	139,657	19,005,921
		$ 116,391,696
Specialty Retail — 3.8%
Advance Auto Parts, Inc.(2)	209,090	$ 9,720,594
Group 1 Automotive, Inc.	79,483	34,711,021
Valvoline, Inc.(1)	1,361,424	51,557,127
		$ 95,988,742
Trading Companies & Distributors — 3.0%
Core & Main, Inc., Class A(1)	1,236,591	$74,628,267
		$74,628,267
Total Common Stocks (identified cost $2,079,537,888)		$2,494,678,045

Short-Term Investments — 1.0%
Affiliated Fund — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(3)	23,438,110	$ 23,438,110
Total Affiliated Fund (identified cost $23,438,110)		$ 23,438,110
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(4)	1,818,803	$ 1,818,803
Total Securities Lending Collateral (identified cost $1,818,803)		$ 1,818,803
Total Short-Term Investments (identified cost $25,256,913)		$ 25,256,913
Total Investments — 100.5% (identified cost $2,104,794,801)		$2,519,934,958
Other Assets, Less Liabilities — (0.5)%		$ (12,159,657)
Net Assets — 100.0%		$2,507,775,301

Calvert
Small-Cap Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $11,984,116 and the total market value of the collateral received by the Fund was $12,415,629, comprised of cash of $1,818,803 and U.S. government and/or agencies securities of $10,596,826.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at June 30, 2025.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $23,438,110, which represents 0.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$44,575,234	$419,716,614	$(440,853,738)	$ —	$ —	$23,438,110	$800,904	23,438,110

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,494,678,045(1)	$ —	$ —	$2,494,678,045
Short-Term Investments:
Affiliated Fund	23,438,110	—	—	23,438,110
Securities Lending Collateral	1,818,803	—	—	1,818,803
Total Investments	$2,519,934,958	$ —	$ —	$2,519,934,958

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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